Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MERGER FUND
Entity Central Index Key	0000701804
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000129310 [Member]
Shareholder Report [Line Items]
Fund Name	The Merger Fund®
Class Name	Class I
Trading Symbol	MERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Merger Fund® (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® Class I / MERIX	$124	1.19%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that the subadviser believes have the highest probability of closing. The subadviser analyzes the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. The subadviser calculates the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of the individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, the subadviser seeks to avoid transactions believed to have low odds of deal completion or that are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were SPACs, Hess/Chevron, United States Steel/Nippon Steel, Frontier Communications/Verizon Communications, and our investment in the Virtus Westchester Event Driven Fund. The biggest detractors from performance during the period were Macro Portfolio Hedge, TaskUS/Blackstone, Endeavor Group Holdings/Silver Lake Management, TEGNA/Nexstar Media Group, and CSX. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SPACs	Positive	SPACs made a positive contribution to Fund performance throughout 2025, largely due to accretion in the values of these trusts. SPACs also benefited from investor enthusiasm for companies that were targets for their acquisitions. As deals were announced and SPACs traded higher, the Fund sold certain positions and realized significant gains.

Hess/Chevron	Positive	The transaction, valued at $53 billion, was completed in July 2025.
Macro Portfolio Hedge	Negative	The Fund seeks to buffer market volatility and its impact on arbitrage spreads using a hedging strategy. Spreads tend to react negatively to major market selloffs. In April 2025, during the market’s drawdown due to tariff announcements, the performance of the Fund was essentially flat even though many spreads widened. Though the strategy is designed to mitigate downside risk, it detracted from relative performance amid the meteoric rise of the S&P 500® Index in 2025.

TaskUS/Blackstone	Negative	The transaction, which required majority approval from minority shareholders, was officially terminated in the fourth quarter of 2025 after shareholders decisively voted it down.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
The Merger Fund® (Class I/MERIX) at NAV(1)	8.41%	3.47%	4.24%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. Treasury Bill 3 Month Index	4.18%	3.17%	2.18%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,413,980,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 21,296,000
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$2,413,980
Total number of portfolio holdings	49
Total number of deals	42
Total advisory fee paid (‘000s)	$21,296
Portfolio turnover rate as of the end of the reporting period	149%

Holdings [Text Block]
DEAL COMPOSITION
Type of Buyer
Strategic	80.5%
Financial	19.5%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	79.2%
Cash and Stock	9.4%
Stock with Fixed Exchange Ratio	7.0%
Undetermined	4.4%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of December 31, 2025.
Asset Allocation(1)
Communication Services	35%
Industrials	18
Financials	17
Information Technology	13
Health Care	9
Materials	7
Consumer Staples	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000014124 [Member]
Shareholder Report [Line Items]
Fund Name	The Merger Fund®
Class Name	Class A
Trading Symbol	MERFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Merger Fund® (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® Class A / MERFX	$154	1.48%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up research approach to invest in public mergers, acquisitions, and other corporate reorganizations, focusing on those transactions that the subadviser believes have the highest probability of closing. The subadviser analyzes the difference between each transaction’s offer price and current stock price in an effort to find opportunities to arbitrage, or take advantage of the difference, while also assessing the risks associated with each investment. The subadviser calculates the potential gains, losses, and timeline to completion to determine the fair value of each trade. Unlike traditional investing, in which performance outcomes can depend upon overall market conditions, the performance of the Fund is expected to be primarily determined by the outcome of the individual investments, which are typically dependent upon specific, catalyst-focused events, with clear timelines and expected returns. Accordingly, the subadviser seeks to avoid transactions believed to have low odds of deal completion or that are not adequately compensating investors for the transaction and timing risk. The Fund also invests in special purpose acquisition companies (SPACs), which are trusts created by a sponsor to seek potential acquisition or merger targets. The Fund seeks to buy SPACs at a discount to trust value and earn interest on the money until exiting the position. The biggest contributors to performance for the 12-month period were SPACs, Hess/Chevron, United States Steel/Nippon Steel, Frontier Communications/Verizon Communications, and our investment in the Virtus Westchester Event Driven Fund. The biggest detractors from performance during the period were Macro Portfolio Hedge, TaskUS/Blackstone, Endeavor Group Holdings/Silver Lake Management, TEGNA/Nexstar Media Group, and CSX. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SPACs	Positive	SPACs made a positive contribution to Fund performance throughout 2025, largely due to accretion in the values of these trusts. SPACs also benefited from investor enthusiasm for companies that were targets for their acquisitions. As deals were announced and SPACs traded higher, the Fund sold certain positions and realized significant gains.

Hess/Chevron	Positive	The transaction, valued at $53 billion, was completed in July 2025.
Macro Portfolio Hedge	Negative	The Fund seeks to buffer market volatility and its impact on arbitrage spreads using a hedging strategy. Spreads tend to react negatively to major market selloffs. In April 2025, during the market’s drawdown due to tariff announcements, the performance of the Fund was essentially flat even though many spreads widened. Though the strategy is designed to mitigate downside risk, it detracted from relative performance amid the meteoric rise of the S&P 500® Index in 2025.

TaskUS/Blackstone	Negative	The transaction, which required majority approval from minority shareholders, was officially terminated in the fourth quarter of 2025 after shareholders decisively voted it down.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/25	1 Year	5 Years	10 Years
The Merger Fund® (Class A/MERFX) at NAV(1)	8.11%	3.17%	3.93%
The Merger Fund® (Class A/MERFX) at POP(2),(3)	2.17%	2.01%	3.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
ICE BofA U.S. Treasury Bill 3 Month Index	4.18%	3.17%	2.18%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,413,980,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 21,296,000
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$2,413,980
Total number of portfolio holdings	49
Total number of deals	42
Total advisory fee paid (‘000s)	$21,296
Portfolio turnover rate as of the end of the reporting period	149%

Holdings [Text Block]
DEAL COMPOSITION
Type of Buyer
Strategic	80.5%
Financial	19.5%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	79.2%
Cash and Stock	9.4%
Stock with Fixed Exchange Ratio	7.0%
Undetermined	4.4%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of December 31, 2025.
Asset Allocation(1)
Communication Services	35%
Industrials	18
Financials	17
Information Technology	13
Health Care	9
Materials	7
Consumer Staples	1
Total	100%
(1)	Percentage of total investments as of December 31, 2025.